Income Taxes - Reconciliation of Statutory Federal Tax Rate to Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Statutory federal tax rate					34.00%	34.00%
Income tax at statutory federal rate					$ 4,384	$ 3,792
Increase (reduction) resulting from:
State income taxes, net of federal income tax benefit					662	583
Tax exempt interest					(174)	(217)
Increase in cash surrender value					(97)	(101)
Other					(91)	83
Income tax expense	$ 1,996	$ 1,068	$ 4,839	$ 3,403	$ 4,684	$ 4,140
Effective tax rate					36.00%	37.00%